Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Operating lease cost		$ 70,862	$ 109,184
Short-term lease cost	200,625	53,891	105,517
Total	$ 200,625	$ 124,753	$ 214,701